Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Number of Units
Outstanding, beginning of period (in shares)	524,322	478,643
Granted (in shares)	427,691	224,050
Vested and exercised (in shares)	(68,071)	(90,362)
Forfeited/expired (in shares)	(146,457)	(54,614)
Outstanding, end of period (in shares)	737,485	557,717
Units outstanding and exercisable, end of period (in shares)	491	0
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.75	$ 15.68
Granted (in Canadian dollars per share)	3.28	8.23
Vested and exercised (in Canadian dollars per share)	17.48	17.58
Forfeited/expired (in Canadian dollars per share)	11.82	22.15
Outstanding, end of period (in Canadian dollars per share)	6.28	11.73
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 0